Debt - Narrative (Details) € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 13, 2022 USD ($)	May 20, 2022 USD ($)	Feb. 11, 2022 USD ($)	Dec. 03, 2021 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 0
Outstanding amount	$ 1,725,252		$ 1,249,850	$ 1,725,252		1,532,254	$ 1,249,850
Available capacity	693,498		725,150	693,498		$ 738,521	725,150
Unused fee percentage						0.375%
Aggregate principal amount	$ 2,420,000		1,975,000	$ 2,420,000		$ 2,275,000	$ 1,975,000
Weighted average interest rate (excluding unused fees and financing costs)	6.64%	4.37%		6.45%	3.47%	4.05%	2.12%	1.93%
Weighted average debt	$ 1,619,670	$ 1,490,571		$ 1,591,671	$ 1,399,866	$ 1,432,492	$ 796,272	$ 114,431
CIBC Substriction Facility | Line of Credit
Debt Instrument [Line Items]
Repayments for borrowings from lines of credit		$ 55,000			$ 90,000	$ 310,350	455,000	278,500
Borrowings from lines of credit							431,500	$ 612,350
Outstanding amount			310,350				310,350
Available capacity			89,650				89,650
Aggregate principal amount			400,000				$ 400,000
Weighted average interest rate (excluding unused fees and financing costs)	0.00%	3.76%		0.00%	2.57%	3.13%	1.77%	1.93%
CIBC Substriction Facility | Base Rate | Line of Credit
Debt Instrument [Line Items]
Interest rate				1.65%		1.65%
CIBC Substriction Facility | Prime Rate | Line of Credit
Debt Instrument [Line Items]
Interest rate				0.65%		0.65%
BNP Funding Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 600,000			$ 600,000		$ 600,000
Repayments for borrowings from lines of credit	25,000	$ 83,500		55,000	$ 154,500	176,500	$ 75,000
Borrowings from lines of credit	0	$ 0		0	$ 13,000	113,000	538,500
Outstanding amount	345,000		463,500	345,000		400,000	463,500
Available capacity	255,000		136,500	255,000		200,000	136,500
Aggregate principal amount	$ 600,000		600,000	$ 600,000		$ 600,000	$ 600,000
Weighted average interest rate (excluding unused fees and financing costs)	7.77%	4.57%		7.34%	3.37%	3.90%	2.48%
BNP Funding Facility | Base Rate | Line of Credit | Low | 1-month Period
Debt Instrument [Line Items]
Interest rate						1.95%
BNP Funding Facility | Base Rate | Line of Credit | Low | 3-month Period
Debt Instrument [Line Items]
Interest rate						2.45%
BNP Funding Facility | Base Rate | Line of Credit | High | 1-month Period
Debt Instrument [Line Items]
Interest rate				2.85%		2.75%
BNP Funding Facility | Base Rate | Line of Credit | High | 3-month Period
Debt Instrument [Line Items]
Interest rate				3.35%		3.25%
Truist Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 1,500,000			$ 1,500,000		$ 1,500,000				$ 1,120,000			$ 975,000		$ 975,000
Interest rate						1.75%
Repayments for borrowings from lines of credit	90,000	$ 222,000		90,000	$ 773,000	$ 798,000	$ 68,000
Borrowings from lines of credit	278,000	$ 127,246		338,000	$ 579,246	754,246	544,000
Outstanding amount	680,252		476,000	680,252		432,254	476,000
Available capacity	438,498		499,000	$ 438,498		538,521	499,000
Unused fee percentage				0.375%
Aggregate principal amount	$ 1,120,000		$ 975,000	$ 1,120,000		$ 975,000	$ 975,000		€ 238		€ 238
Weighted average interest rate (excluding unused fees and financing costs)	7.26%	4.05%	2.09%	6.91%	3.05%	3.68%
Truist Credit Facility | Federal Resere Bank of New York Rate | Line of Credit
Debt Instrument [Line Items]
Interest rate				0.50%		0.50%
Truist Credit Facility | Eurodollar | Line of Credit
Debt Instrument [Line Items]
Interest rate				1.875%		1.875%
Truist Credit Facility | Secured Overnight Financing Rate (SOFR) | Line of Credit
Debt Instrument [Line Items]
Interest rate				1.00%		1.00%
Truist Credit Facility | Secured Overnight Financing Rate (SOFR) | Line of Credit | Low
Debt Instrument [Line Items]
Interest rate						0.75%
Truist Credit Facility | Secured Overnight Financing Rate (SOFR) | Line of Credit | High
Debt Instrument [Line Items]
Interest rate						0.875%
2027 Notes | Senior Notes
Debt Instrument [Line Items]
Outstanding amount	$ 425,000			$ 425,000		$ 425,000
Aggregate principal amount	$ 425,000			$ 425,000		$ 425,000								$ 425,000
Stated interest rate	4.50%	4.50%		4.50%	4.50%	4.50%			4.50%		4.50%			4.50%
Percentage of holders representing outstanding principal														85.87%
2025 Notes | Senior Notes
Debt Instrument [Line Items]
Outstanding amount	$ 275,000			$ 275,000		$ 275,000
Aggregate principal amount	$ 275,000			$ 275,000		$ 275,000						$ 275,000
Stated interest rate	7.55%	7.55%		7.55%	7.55%	7.55%			7.55%		7.55%	7.55%